Volkswagen Auto Lease Trust 2015-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 10-31-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					11/17/2016
2	Payment Date					11/21/2016
3	Collection Period				10/1/2016	10/31/2016	31
4	Monthly Interest Period- Actual				10/20/2016	11/20/2016	32
5	Monthly Interest- Scheduled						30

B. SUMMARY
				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	241,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	225,000,000.00	19,251,314.37	—	16,085,281.11	3,166,033.26	0.0140713
8	Class A-2-B Notes	447,000,000.00	38,245,944.54	—	31,956,091.82	6,289,852.72	0.0140713
9	Class A-3 Notes	428,000,000.00	428,000,000.00	—	—	428,000,000.00	1.0000000
10	Class A-4 Notes	109,000,000.00	109,000,000.00	—	—	109,000,000.00	1.0000000

11	Equals: Total Securities	$1,450,000,000.00	$594,497,258.91	$—	$48,041,372.93	$546,455,885.98

12	Overcollateralization	260,919,447.67	286,579,007.48			286,579,007.48

13	Total Securitization Value	$1,710,919,447.67	$881,076,266.39			$833,034,893.46

14	NPV Lease Payments Receivable	738,790,911.57	166,791,351.65			148,003,432.11
15	NPV Base Residual	972,128,536.10	714,284,914.74			685,031,461.35

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.25000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.87000%	N/A	13,957.20	0.0620320	16,099,238.31	71.5521703
18	Class A-2-B Notes	0.84567%	0.52567%	28,749.73	0.0643171	31,984,841.55	71.5544554
19	Class A-3 Notes	1.25000%	N/A	445,833.33	1.0416667	445,833.33	1.0416667
20	Class A-4 Notes	1.42000%	N/A	128,983.33	1.1833333	128,983.33	1.1833333

	Equals: Total Securities			617,523.59		48,658,896.52

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						18,462,329.36
22	Pull Ahead Waived Payments						1,954.26
23	Sales Proceeds - Early Terminations						12,809,127.88
24	Sales Proceeds via Customer - Scheduled Terminations						16,840,036.70
25	Security Deposits for Terminated Accounts						9,575.00
26	Excess Wear and Tear Received						246,756.69
27	Excess Mileage Charges Received						204,059.95
28	Other Recoveries Received						164,198.82

29	Subtotal: Total Collections						48,738,038.66

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						20,005.69

33	Total Available Funds, prior to Servicer Advances						48,758,044.35

34	Servicer Advance * Unreimbursable Servicer Advance						640,082.39

35	Total Available Funds						49,398,126.74

36	Reserve Account Draw						—

37	Available for Distribution						49,398,126.74

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						734,230.22
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						617,523.59
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					48,041,372.93
51	Regular Principal Distribution Amount					48,041,372.93
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						48,041,372.93
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						—

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-16	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		594,497,258.91
57	Less: Aggregate Securitization Value (End of Collection Period)		(833,034,893.46)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		594,497,258.91
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(546,455,885.98)

63	Regular Principal Distribution Amount		48,041,372.93

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		833,034,893.46
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(286,579,007.48)

67	Targeted Note Balance		546,455,885.98

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 33)		48,758,044.35
70	Less: Payment Date Advance Reimbursement (Item 82)		—
71	Less: Servicing Fees Paid (Items 39, 40 and 41)		734,230.22
72	Less: Administration Fees Paid (Items 44, 45 and 46)		5,000.00
73	Less: Interest Paid to Noteholders (Item 47)		617,523.59
74	Less: 1st Priority Principal Distribution (Item 58)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		47,401,290.54
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 75 < 0, lesser of Item 76 and absolute value of Item 75, else 0)		—

	Servicer Advance (1)		640,082.39

78	Total Available Funds after Servicer Advance (Item 75 plus Servicer Advance (1) )		48,041,372.93

79	Reserve Account Draw Amount (If Item 78 is < 0, Lesser of the Reserve Account Balance and Item 78)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		80,554,597.24
87	Initial Reserve Account Balance		8,554,597.24

88	Beginning Reserve Account Balance		8,554,597.24
89	Plus: Net Investment Income for the Collection Period		22,914.42

90	Subtotal: Reserve Fund Available for Distribution		8,577,511.66
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 49)		72,000,000.00
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		80,577,511.66
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		22,914.42

95	Equals: Ending Reserve Account Balance		80,554,597.24

	Units		Amounts
96	Current Period Net Residual Losses:
97	Aggregate Securitization Value for Scheduled Terminated Units	1,231	20,714,757.16
98	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(16,980,443.68)
99	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(253,435.87)
100	Less: Excess Wear and Tear Received		(246,756.69)
101	Less: Excess Mileage Received		(204,059.95)

102	Current Period Net Residual Losses/(Gains)	1,231	3,030,060.97

103	Cumulative Net Residual Losses:
104	Beginning Cumulative Net Residual Losses	7,965	13,803,472.08
105	Current Period Net Residual Losses (Item 101)	1,231	3,030,060.97

106	Ending Cumulative Net Residual Losses	9,196	16,833,533.05

107	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.98%

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-16	PAGE 3

G. POOL STATISTICS
				Initial	Current
108	Collateral Pool Balance Data
109	Aggregate Securitization Value			1,710,919,448	833,034,893
110	Aggregate Base Residual Value			1,148,071,534	722,624,470
111	Number of Current Contracts			69,355	42,719
112	Weighted Average Lease Rate			2.64%	2.61%
113	Average Remaining Term			28.6	8.5
114	Average Original Term			39.2	39.1
115	Proportion of Base Prepayment Assumption Realized				136.64%
116	Actual Monthly Prepayment Speed				1.13%
117	Turn-in Ratio on Scheduled Terminations				94.15%

		Sales Proceeds	Units	Book Amount	Securitization Value
118	Pool Balance - Beginning of Period		44,708	997,058,442	881,076,266
119	Depreciation/Payments			(15,118,394)	(12,130,275)
120	Gross Credit Losses		(42)	(839,765)	(801,209)
121	Early Terminations - Regular		(707)	(16,083,508)	(14,183,623)
122	Early Terminations - Lease Pull Aheads		(9)	(230,136)	(211,509)
123	Scheduled Terminations - Purchased by Customer	1,307,711	(72)	(1,311,701)	(1,216,713)
124	Scheduled Terminations - Sold at Auction	3,140,323	(538)	(8,312,457)	(7,704,270)
125	Scheduled Terminations - Purchased by Dealer	12,398,827	(621)	(12,901,125)	(11,793,773)

126	Pool Balance - End of Period		42,719	942,261,356	833,034,893

			Units	Securitization Value	Percentage
127	Delinquencies Aging Profile - End of Period
128	Current		41,850	817,868,078	98.18%
129	31 - 90 Days Delinquent		744	12,955,450	1.56%
130	91+ Days Delinquent		125	2,211,366	0.27%

131	Total		42,719	833,034,893	100.00%

				Units	Amounts
132	Credit Losses:

133	Aggregate Securitization Value on charged-off units			42	801,209
134	Aggregate Liquidation Proceeds on charged-off units				(229,873)
135	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
136	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
137	Recoveries on charged-off units				(164,199)

138	Current Period Aggregate Net Credit Losses/(Gains)			42	407,137

139	Cumulative Net Credit Losses:
140	Beginning Cumulative Net Credit Losses			555	5,495,625
141	Current Period Net Credit Losses (Item 136)			42	407,137

142	Ending Cumulative Net Credit Losses			597	5,902,762

143	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.35%

					Units
144	Aging of Scheduled Maturies Not Sold
145	0 - 60 Days since Contract Maturity				2,213
146	61 - 120 Days since Contract Maturity				1,189
147	121+ Days since Contract Maturity				1,343

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2015-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10-31-16	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
12/20/2016	68,350,705
1/20/2017	35,589,816
2/20/2017	36,963,828
3/20/2017	44,576,209
4/20/2017	61,765,130
5/20/2017	58,888,193
6/20/2017	67,302,981
7/20/2017	76,789,235
8/20/2017	62,194,265
9/20/2017	57,052,992
10/20/2017	53,656,686
11/20/2017	51,525,685
12/20/2017	45,265,036
1/20/2018	22,581,164
2/20/2018	17,529,785
3/20/2018	16,395,663
4/20/2018	13,909,552
5/20/2018	11,770,155
6/20/2018	9,033,466
7/20/2018	4,495,388
8/20/2018	3,508,233
9/20/2018	2,968,057
10/20/2018	4,249,398
11/20/2018	4,230,981
12/20/2018	2,368,324
1/20/2019	73,967
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—
5/20/2020	—
6/20/2020	—
7/20/2020	—
8/20/2020	—
9/20/2020	—
10/20/2020	—
11/20/2020	—
12/20/2020	—
1/20/2021	—
2/20/2021	—
3/20/2021	—
4/20/2021	—
5/20/2021	—
6/20/2021	—
7/20/2021	—
8/20/2021	—
9/20/2021	—

Total:	833,034,893.46

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month

(1)	Because of a safety recall affecting certain vehicles equipped with Takata airbags and an emissions-related stop-sale announcement by Volkswagen for vehicles containing certain diesel engines, as leases either terminate early or expire on time, the vehicles may not be sold by VCI until a remedy is effectuated. To address the delay in receipt of sales proceeds following termination or expiration of the related leases, VCI made a servicer advance to the issuing entity on the November Payment Date by depositing to the collection account an amount sufficient to ensure that the Regular Principal Distribution Amount for that date would be paid in full.